Condensed Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($)		Total	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Beginning balance at Oct. 28, 2020		$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance, Shares at Oct. 28, 2020			0	0
Issuance of 8,625,000 shares of Class B common stock to Sponsor	[1]	25,000		$ 863	24,137
Issuance of 8,625,000 shares of Class B common stock to Sponsor, Shares	[1]			8,625,000
Net Income		(20)				(20)
Ending balance at Dec. 31, 2020		24,980	$ 0	$ 863	24,137	(20)
Ending balance, Shares at Dec. 31, 2020			0	8,625,000
Excess of cash received over fair value of warrants sold to Sponsor in private placement		41,360			41,360
Accretion of Class A Common Stock to redemption value (as restated)		(33,244,721)			(65,497)	(33,179,224)
Net Income		8,028,639				8,028,639
Ending balance at Mar. 31, 2021		(25,149,742)		$ 863		(25,150,605)
Ending balance, Shares at Mar. 31, 2021				8,625,000
Beginning balance at Dec. 31, 2020		24,980	$ 0	$ 863	24,137	(20)
Beginning balance, Shares at Dec. 31, 2020			0	8,625,000
Share-based compensation and offering costs on Founder Shares issued to related party and directors		2,647,500
Ending balance at Jun. 30, 2021		(34,066,507)		$ 863	1,362,100	(35,429,470)
Ending balance, Shares at Jun. 30, 2021				8,625,000
Beginning balance at Dec. 31, 2020		24,980	$ 0	$ 863	24,137	(20)
Beginning balance, Shares at Dec. 31, 2020			0	8,625,000
Net Income		6,404,577
Ending balance at Sep. 30, 2021		(25,411,704)		$ 863	1,362,100	(26,774,667)
Ending balance, Shares at Sep. 30, 2021				8,625,000
Beginning balance at Mar. 31, 2021		(25,149,742)		$ 863		(25,150,605)
Beginning balance, Shares at Mar. 31, 2021				8,625,000
Share-based compensation and offering costs on Founder Shares issued to related party and directors		2,647,500			2,647,500
Accretion of Class A Common Stock to redemption value (as restated)		(1,285,400)			(1,285,400)
Net Income		(10,278,865)				(10,278,865)
Ending balance at Jun. 30, 2021		(34,066,507)		$ 863	1,362,100	(35,429,470)
Ending balance, Shares at Jun. 30, 2021				8,625,000
Net Income		8,654,803				8,654,803
Ending balance at Sep. 30, 2021		$ (25,411,704)		$ 863	$ 1,362,100	$ (26,774,667)
Ending balance, Shares at Sep. 30, 2021				8,625,000

[1]	Includes an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).